Statements of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash	$ 6,982	$ 4,405
Gold bullion	5,001,081	4,888,695
Total assets	5,008,063	4,893,100
Liabilities
Accounts payable	40	186
Total liabilities	40	186
Equity
Unitholders’ capital	4,430,284	4,105,189
Unit premiums and reserves	126	125
Retained earnings (deficit)	689,478	898,560
Underwriting commissions and issue expenses	(111,865)	(110,960)
Total equity (note 7)	5,008,023	4,892,914
Total liabilities and equity	$ 5,008,063	$ 4,893,100
Total equity per Unit	$ 14.59	$ 15.22